Related Party Transactions - Merger and Asset Contribution (Details) - shares		2 Months Ended
	Mar. 02, 2020	Mar. 01, 2020	Mar. 31, 2022	Dec. 31, 2021
Terra Offshore Funds REIT
Related Party Transaction
Business Combination Common Stock Shares	2,457,684.59	2,116,785.76
Terra JV
Related Party Transaction
Equity Method Investment, Ownership Percentage				87.40%
Terra JV | Terra Fund 5
Related Party Transaction
Equity Method Investment, Ownership Percentage			87.60%	87.60%
Terra JV | Terra Fund 7
Related Party Transaction
Equity Method Investment, Ownership Percentage			12.40%	12.40%